Revenue - Summary of Revenue Recognized (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue [abstract]
Telecommunications business	$ 6,660	$ 6,626	$ 5,952
Project business	5,290	4,067	4,630
Others	540	440	431
Contracts with customers revenue recognized	$ 12,490	$ 11,133	$ 11,013